Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 2.95	$ 3.89	$ 3.72
Forfeited during the year	3.34	3.6	4.68
Outstanding at the end of December	3.44	2.95	3.89
Exercisable at the end of December	3.44	2.95	3.94
AB InBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	71.59	79.46	76.04
Exercised during the year	47.47	0	29.96
Forfeited during the year	113	75.45	67.66
Lapsed during the year	129.02	102.1	96.27
Outstanding at the end of December	71.06	71.59	79.46
Exercisable at the end of December	$ 71.06	$ 93.25	$ 108.11